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NICHOLAS DILORENZO nicholas.dilorenzo@dechert.com +1 617 728 7171 Direct +1 617 275 8370 Fax

May 2, 2019

VIA ELECTRONIC TRANSMISSION

  U.S. Securities and Exchange Commission

  100 F Street N.E.

  Washington, D.C. 20549

Re:	Russell Investment Funds

File Nos. 033-18030 and 811-05371

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), the undersigned hereby certifies on behalf of Russell Investment Funds (the “Trust”) that two forms of Prospectus and two Statements of Additional Information, relating to nine series of the Trust, included in Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A (“PEA 74”) that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 74. I hereby further certify that PEA 74 was filed electronically with the Commission on April 30, 2019 pursuant to Rule 485(b) under the Securities Act.

No fees are required in connection with this filing. Please call me at (617) 728-7171 or John V. O’Hanlon at (617) 728-7111 if you have any questions.

Very truly yours,

/s/ Nicholas DiLorenzo

Nicholas DiLorenzo

cc:	John V. O’Hanlon, Esq.

Mary Beth Rhoden Albaneze, Esq.